Stock-based Compensation	12 Months Ended
Dec. 31, 2013
Stock-based Compensation

10.    Stock-based Compensation

The Company’s 2005 Stock Option Plan (the “Plan”) authorizes the grant of options to employees, directors, consultants and advisors for up to 2,661,818 shares of the Company’s common stock. All options granted have a 10 year term and generally vest and become exercisable over four years of continued employment or service as defined in each option agreement. A majority of the unvested stock options will vest upon the sale of all or substantially all of the stock or assets of the Company. The board of directors determines the option exercise price and may designate stock options granted as either incentive or nonstatutory stock options. The Company generally grants stock options with exercise prices that equal or exceed the fair value of the common stock on the date of grant.

At December 31, 2013, options to purchase up to 2,111,576 shares of common stock were outstanding and 339,284 shares were reserved for future grants under the Plan.

A summary of the Company’s stock option activity and related information follows:

	Shares	Weighted-average Exercise Price	Weighted-average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	2,202,443	$2.19	6.6	$3,090

Granted	51,902	3.90
Exercised	(32,709)	1.47
Expired or forfeited	(110,060)	3.48

Outstanding at December 31, 2013	2,111,576	$2.17	5.6	$8,766

Exercisable at December 31, 2013	1,693,731	$1.82	4.9	$7,623

Vested and expected to vest at December 31, 2013	2,068,441	$2.14	5.5	$8,648

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock option awards using various assumptions that require management to apply judgment and make estimates, including:

Volatility

Since the Company is privately held as of the date of these consolidated financial statements, it does not have relevant historical data to support its expected volatility. As such, the expected volatility has been determined using a weighted-average of the historical volatilities of a representative group of publicly traded biopharmaceutical companies for a period equal to the expected term of the option grant.

Expected Term

For purposes of determining the expected term of the awards in the absence of sufficient historical data relating to stock-option exercises, the Company uses the “simplified method” as prescribed by the Securities and Exchange Commission to estimate the expected term of stock option grants. Under this approach, the weighted-average expected life is presumed to be the average of the contractual term (10 years) and the vesting term (generally four years) of the Company’s stock options, taking into consideration multiple vesting tranches and expectations of the future employee behavior.

Risk-free Rate

The risk-free interest rates used in the Black-Scholes option pricing model are based on the implied yield currently available for U.S. Treasury securities with maturities similar to the expected term of the stock options being valued.

Dividends

The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Black-Scholes option pricing model.

In determining the fair value of stock options granted, the following weighted-average assumptions were used in the Black-Scholes option pricing model for awards granted in the periods indicated:

	Years Ended December 31,
	2012	2013
	(in thousands, except per share data)
Volatility	70.8%	69.3%
Expected term (years)	6.1	5.9
Risk-free interest rate	0.9%	1.1%
Dividend rate	0.0%	0.0%

The following table summarizes the Company’s stock option values:

	Years Ended December 31,
	2012	2013
	(in thousands, except per share data)

Weighted-average fair value of option share granted during the period	$2.18	$2.39
Total intrinsic value of stock options exercised	120	90
Total fair value of stock options vested	345	702

Stock Compensation

The Company recognizes compensation expense for only the portion of options expected to vest, on a straight-line basis over the requisite service period. Management has applied an estimated forfeiture rate that was derived from historical employee termination behavior. If the actual number of forfeitures differs from these estimates, additional adjustments to compensation expense may be required in future periods. The following table presents stock-based compensation expense included in the Company’s consolidated statements of operations:

	Years Ended December 31,
	2012	2013
	(in thousands)

Research and development	$254	$286
General and administrative	235	289

	$489	$575

As of December 31, 2013, the total unrecognized compensation cost was $0.9 million and will be recognized on a straight-line basis over the weighted-average remaining service period of 2.4 years.